UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Mairs & Power Growth Fund
MPGFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Mairs & Power Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at mairsandpower.com/funds/growth-fund. You can also request this information by contacting us at 1-800-304-7404.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Growth Fund	$33	0.62%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$5,561,687,517
Number of Holdings	48
Portfolio Turnover	5%
30-Day SEC Yield	0.92%
Visit mairsandpower.com/funds/growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets as of  June 30, 2024)
Sector Breakdown*

*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Holdings
Microsoft Corp.	10.6%
NVIDIA Corp.	7.8%
Amazon.com, Inc.	5.8%
UnitedHealth Group, Inc.	4.9%
JPMorgan Chase & Co.	4.6%
Alphabet, Inc.	4.5%
Apple, Inc.	3.6%
QUALCOMM, Inc.	2.9%
Graco, Inc.	2.9%
Toro Co.	2.9%

Security Type
Common Stocks	99.7%
Short-Term Investments	0.2%
Cash & Other	0.1%
Mairs & Power Growth Fund	PAGE 1	TSR_SAR_89834G711

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Mairs & Power Funds documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Growth Fund	PAGE 2	TSR_SAR_89834G711

Mairs & Power Balanced Fund
MAPOX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Mairs & Power Balanced Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Balanced Fund	$36	0.70%
Key Fund Statistics (as of June 30, 2024)
Sector Breakdown*

*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Net Assets	$764,221,747
Number of Holdings	264
Portfolio Turnover	6%
Weighted Average Maturity	10.07 years

Effective Duration	5.39 years
30-Day SEC Yield	2.38%
Average Credit Quality	BBB
Visit mairsandpower.com/funds/balanced-fund for more recent performance information.
What did the Fund invest in? (% of net assets as of  June 30, 2024)

Top 10 Issuers
Microsoft Corp.	4.1%
Alphabet, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
UnitedHealth Group, Inc.	2.8%
Fiserv, Inc.	2.6%
Texas Instruments, Inc.	2.2%
Toro Co.	2.2%
Ecolab, Inc.	2.2%
Motorola Solutions, Inc.	2.2%
United States Treasury Note/Bond	2.1%

Security Type
Common Stocks	63.9%
Corporate Bonds	31.1%
U.S. Treasury Securities	2.1%
Municipal Bonds	1.0%
Asset-Backed Securities	0.8%
Short-Term Investments	0.6%
Preferred Stocks	0.1%
Cash & Other	0.4%
Mairs & Power Balanced Fund	PAGE 1	TSR_SAR_89834G695

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Mairs & Power Funds documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Balanced Fund	PAGE 2	TSR_SAR_89834G695

Mairs & Power Small Cap Fund
MSCFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Mairs & Power Small Cap Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Small Cap Fund	$47	0.93%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$311,805,066
Number of Holdings	39
Portfolio Turnover	8%
30-Day SEC Yield	0.11%
Visit mairsandpower.com/funds/small-cap-fund for more recent performance information.
What did the Fund invest in? (% of net assets as of  June 30, 2024)

Top 10 Holdings
Casey’s General Stores, Inc.	4.5%
AAR Corp.	4.1%
Altair Engineering, Inc.	4.1%
Hub Group, Inc.	4.0%
Piper Sandler Cos.	3.9%
Medpace Holdings, Inc.	3.7%
Littelfuse, Inc.	3.7%
HB Fuller Co.	3.7%
John Bean Technologies Corp.	3.7%
AZEK Co., Inc.	3.5%

Security Type
Common Stocks	99.9%
Short-Term Investments	0.2%
Cash & Other	-0.1%
Sector Breakdown*

*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Mairs & Power Funds documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Small Cap Fund	PAGE 1	TSR_SAR_89834G687

Mairs & Power Minnesota Municipal Bond ETF
MINN (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Minnesota Municipal Bond ETF	$12	0.25%
Key Fund Statistics (as of June 30, 2024)

Credit Breakdown
AAA	22.4%
AA	54.5%
A	14.8%
BBB & Lower	5.2%
Unrated	1.4%
Cash & Cash Equivalent	1.7%

Net Assets	$18,689,679
Number of Holdings	97
Portfolio Turnover	21%
Weighted Average Maturity	10.63 years

Effective Duration	6.02 years
30-Day SEC Yield	3.27%
Average Credit Quality	AA
Visit mairsandpower.com/funds/mn-muni-bond-etf for more recent performance information.
What did the Fund invest in? (% of net assets as of  June 30, 2024)

Top 10 Issuers
State of Minnesota	8.8%
Anoka-Hennepin Independent School District No 11	4.1%
First American Government Obligations Fund	3.4%
Minnesota Higher Education Facilities Authority	3.4%
Housing & Redevelopment Authority of The City of St Paul Minnesota	2.7%
Forest Lake Independent School District No 831	2.7%
St Paul Independent School District No 625	2.6%
University of Minnesota	2.6%
County of Wright MN	2.6%
Minneapolis-St Paul Metropolitan Airports Commission	2.0%

Security Type
Municipal Bonds	98.3%
Short-Term Investments	3.4%
Cash & Other	-1.7%
Mairs & Power Minnesota Municipal Bond ETF	PAGE 1	TSR_SAR_89834G836

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Mairs & Power Funds documents not be householded, please contact Mairs & Power Funds at 1-855-839-2800, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 2	TSR_SAR_89834G836

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MAIRS & POWER
Focused Long-term Investing

SEMI-ANNUAL REPORT

June 30, 2024

- GROWTH FUND (MPGFX)
est. 1958

- BALANCED FUND (MAPOX)
est. 1961

- SMALL CAP FUND (MSCFX)
est. 2011

- MINNESOTA MUNICIPAL BOND ETF (MINN)
est. 2021

Mairs & Power Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 7.3%
Alphabet, Inc. - Class C	1,351,419	$ 247,877,273
Verizon Communications, Inc.	3,821,000	157,578,040
		405,455,313
Consumer Discretionary - 7.5%
Amazon.com, Inc.(a)	1,672,000	323,114,000
Best Buy Co., Inc.	655,700	55,268,953
Polaris, Inc.	218,000	17,071,580
Ulta Beauty, Inc.(a)	55,900	21,570,133
		417,024,666
Consumer Staples - 2.7%
Casey's General Stores, Inc.	42,748	16,310,927
Hormel Foods Corp.	2,810,592	85,694,950
Sysco Corp.	555,000	39,621,450
Target Corp.	75,870	11,231,795
		152,859,122
Financials - 15.1%
Charles Schwab Corp.	820,000	60,425,800
Fiserv, Inc.(a)	989,000	147,400,560
JPMorgan Chase & Co.	1,263,000	255,454,380
Piper Sandler Cos.	168,000	38,668,560
Principal Financial Group, Inc.	655,000	51,384,750
US Bancorp/MN	3,117,000	123,744,900
Visa, Inc. - Class A	350,000	91,864,500
Wells Fargo & Co.	1,190,500	70,703,795
		839,647,245
Health Care - 14.8%
Abbott Laboratories	255,829	26,583,191
Bio-Techne Corp.	1,393,800	99,865,770
Eli Lilly & Co.	124,539	112,755,120
Johnson & Johnson	513,232	75,013,989
Medtronic PLC	1,760,000	138,529,600
Roche Holding AG - ADR	2,852,509	98,896,487
UnitedHealth Group, Inc.	531,000	270,417,060
		822,061,217
Industrials - 13.8%
CH Robinson Worldwide, Inc.	360,000	31,723,200
Donaldson Co., Inc.	673,613	48,203,746
Fastenal Co.	1,416,000	88,981,440
Graco, Inc.	2,044,774	162,109,683
Honeywell International, Inc.	195,594	41,767,143
nVent Electric PLC	1,318,919	101,042,384
Rockwell Automation, Inc.	250,000	68,820,000
Tennant Co.	669,300	65,885,892
Toro Co.	1,705,523	159,483,456
		768,016,944

The accompanying notes are an integral part of these financial statements.

1

Mairs & Power Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 31.5%(b)
Apple, Inc.	946,800	$199,415,016
Entegris, Inc.	503,000	68,106,200
Littelfuse, Inc.	473,000	120,894,070
Microsoft Corp.	1,315,000	587,739,250
Motorola Solutions, Inc.	288,500	111,375,425
NVIDIA Corp.	3,523,061	435,238,956
QUALCOMM, Inc.	821,000	163,526,780
Salesforce, Inc.	114,000	29,309,400
Workiva, Inc.(a)	512,857	37,433,433
		1,753,038,530
Materials - 4.4%
Ecolab, Inc.	278,015	66,167,570
HB Fuller Co.	1,087,674	83,707,391
Sherwin-Williams Co.	315,000	94,005,450
		243,880,411
Utilities - 2.6%
Alliant Energy Corp.	2,872,000	146,184,800
TOTAL COMMON STOCKS (Cost $2,495,698,679)		5,548,168,248
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(c)	9,963,463	9,963,463
TOTAL SHORT-TERM INVESTMENTS (Cost $9,963,463)		9,963,463
TOTAL INVESTMENTS - 99.9% (Cost $2,506,662,142)		$5,558,131,711
Other Assets in Excess of Liabilities - 0.1%		3,555,806
TOTAL NET ASSETS - 100.0%		$5,561,687,517

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.9%
Communication Services - 5.2%
Alphabet, Inc. - Class C	167,810	$ 30,779,710
Walt Disney Co.	92,000	9,134,680
		39,914,390
Consumer Discretionary - 1.0%
Home Depot, Inc.	22,702	7,814,936
Consumer Staples - 5.9%
Casey’s General Stores, Inc.	21,000	8,012,760
Hershey Co.	47,283	8,692,034
Hormel Foods Corp.	306,943	9,358,692
Procter & Gamble Co.	37,000	6,102,040
Sysco Corp.	107,000	7,638,730
Target Corp.	36,000	5,329,440
		45,133,696
Financials - 11.4%
American Express Co.	26,574	6,153,210
Ameriprise Financial, Inc.	12,000	5,126,280
Fiserv, Inc.(a)	128,000	19,077,120
JPMorgan Chase & Co.	100,698	20,367,177
Principal Financial Group, Inc.	59,000	4,628,550
US Bancorp/MN	221,848	8,807,366
Visa, Inc. - Class A	57,000	14,960,790
Wells Fargo & Co.	139,089	8,260,496
		87,380,989
Health Care - 11.8%
Abbott Laboratories	120,843	12,556,796
Bio-Techne Corp.	91,000	6,520,150
Eli Lilly & Co.	17,475	15,821,516
Johnson & Johnson	73,092	10,683,127
Medtronic PLC	179,000	14,089,090
Neogen Corp.(a)	165,000	2,578,950
Roche Holding AG - ADR	197,000	6,829,990
UnitedHealth Group, Inc.	42,013	21,395,540
		90,475,159
Industrials - 10.2%
3M Co.	6,527	666,994
Automatic Data Processing, Inc.	39,000	9,308,910
CH Robinson Worldwide, Inc.	28,000	2,467,360
Donaldson Co., Inc.	59,000	4,222,040
Fastenal Co.	130,000	8,169,200
Graco, Inc.	135,915	10,775,341
Honeywell International, Inc.	37,500	8,007,750
nVent Electric PLC	71,000	5,439,310
Rockwell Automation, Inc.	25,000	6,882,000

The accompanying notes are an integral part of these financial statements.

3

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Tennant Co.	57,750	$5,684,910
Toro Co.	170,323	15,926,904
		77,550,719
Information Technology - 12.7%
Entegris, Inc.	51,000	6,905,400
Littelfuse, Inc.	44,000	11,245,960
Microsoft Corp.	70,213	31,381,700
Motorola Solutions, Inc.	31,000	11,967,550
QUALCOMM, Inc.	66,494	13,244,275
Salesforce, Inc.	22,000	5,656,200
Texas Instruments, Inc.	86,000	16,729,580
		97,130,665
Materials - 4.4%
Ecolab, Inc.	69,000	16,422,000
HB Fuller Co.	98,205	7,557,857
Sherwin-Williams Co.	31,000	9,251,330
		33,231,187
Utilities - 1.3%
Xcel Energy, Inc.	184,700	9,864,827
TOTAL COMMON STOCKS (Cost $262,659,866)		488,496,568
	Par
CORPORATE BONDS - 31.1%
Communication Services - 0.8%
AT&T, Inc., 4.50%, 05/15/2035	$3,000,000	2,770,505
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,874,199
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,740,666
		6,385,370
Consumer Discretionary - 3.6%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	2,000,000	1,810,110
AutoNation, Inc., 3.80%, 11/15/2027	1,110,000	1,045,426
Block Financial LLC
5.25%, 10/01/2025	1,064,000	1,057,106
3.88%, 08/15/2030	1,000,000	917,827
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	898,776
5.85%, 08/01/2034	750,000	740,920
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,128,788
Ford Motor Co.
6.10%, 08/19/2032	500,000	500,522
4.75%, 01/15/2043	1,000,000	812,509

The accompanying notes are an integral part of these financial statements.

4

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
General Motors Co.
4.20%, 10/01/2027	$1,000,000	$ 964,711
5.15%, 04/01/2038	1,000,000	922,878
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,847,400
5.10%, 05/15/2044	750,000	646,561
Kohl’s Corp.
4.63%, 05/01/2031	1,000,000	837,653
6.88%, 12/15/2037	500,000	396,813
5.55%, 07/17/2045	1,073,000	734,163
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,144,694
Lowe’s Cos., Inc., 4.65%, 04/15/2042	880,000	772,954
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,000,000	1,835,940
Polaris, Inc., 6.95%, 03/15/2029	1,806,000	1,890,333
Starbucks Corp., 3.00%, 02/14/2032	1,000,000	868,683
Tapestry, Inc.
7.70%, 11/27/2030	500,000	522,963
3.05%, 03/15/2032	500,000	404,193
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	365,690	352,160
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	1,000,810
5.15%, 03/01/2043	1,100,000	978,011
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	706,914
		27,739,818
Consumer Staples - 0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	1,000,000	956,152
Land O’ Lakes, Inc.
7.25%, Perpetual(b)	2,500,000	2,037,500
7.00%, Perpetual(b)	2,500,000	1,962,500
Molson Coors Beverage Co., 4.20%, 07/15/2046	1,000,000	803,755
Smithfield Foods, Inc., 3.00%, 10/15/2030(b)	250,000	212,594
		5,972,501
Energy - 0.3%
Boardwalk Pipelines LP, 4.95%, 12/15/2024	1,000,000	996,286
Kinder Morgan, Inc., 5.30%, 12/01/2034	1,200,000	1,166,104
Murphy Oil Corp., 5.88%, 12/01/2042	500,000	443,911
		2,606,301
Financials - 11.3%
Allstate Corp., 5.25%, 03/30/2033	1,000,000	998,335
American Express Co., 4.99% to 05/26/2032 then SOFR + 2.26%, 05/26/2033	500,000	482,790
Ashtead Capital, Inc., 5.80%, 04/15/2034(b)	1,000,000	994,807
Associated Banc-Corp., 4.25%, 01/15/2025	1,627,000	1,610,001

The accompanying notes are an integral part of these financial statements.

5

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Assurant, Inc., 3.70%, 02/22/2030	$2,300,000	$ 2,081,500
BAC Capital Trust XIV, 6.00% (3 mo. Term SOFR + 0.66%), Perpetual	500,000	429,120
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	981,575
4.00%, 08/15/2034	538,000	477,420
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,762,813
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,000,000	1,850,609
Blackstone Holdings Finance Co. LLC, 2.55%, 03/30/2032(b)	1,000,000	833,182
Capital One Financial Corp., 5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030	4,000,000	3,933,462
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	6,000,000	5,129,978
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,359,725
Citigroup, Inc.
4.00%, 08/05/2024	1,000,000	997,984
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	472,018
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	1,999,728
Farmers Exchange Capital, 7.05%, 07/15/2028(b)	500,000	514,942
Fiserv, Inc., 4.20%, 10/01/2028	1,000,000	961,961
FMR LLC, 6.45%, 11/15/2039(b)	1,141,000	1,246,119
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,512,065
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,161,010
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	501,867
Goldman Sachs Group, Inc.
4.25%, 11/15/2030	500,000	467,664
4.00%, 02/15/2031	500,000	469,310
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,666,574
4.30%, 12/15/2032	500,000	462,872
HSBC Holdings PLC, 4.25%, 08/18/2025	2,000,000	1,964,852
Huntington National Bank, 4.60%, 02/27/2025	1,050,000	1,036,938
Janus Henderson US Holdings, Inc., 4.88%, 08/01/2025	2,000,000	1,979,885
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,000,000	2,844,644
4.13%, 12/15/2026	1,000,000	974,420
Kemper Corp., 4.35%, 02/15/2025	4,000,000	3,962,035
Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028(b)	1,949,000	1,888,815
Legg Mason, Inc.
3.95%, 07/15/2024	3,088,000	3,085,922
4.75%, 03/15/2026	1,520,000	1,511,382
Liberty Mutual Insurance Co., 8.50%, 05/15/2025(b)	250,000	254,985
M&T Bank Corp., 5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	2,500,000	2,378,953

The accompanying notes are an integral part of these financial statements.

6

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Mercury General Corp., 4.40%, 03/15/2027	$4,000,000	$ 3,860,021
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,448,045
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	594,450
Old Republic International Corp.
4.88%, 10/01/2024	2,000,000	1,994,050
3.88%, 08/26/2026	790,000	763,947
5.75%, 03/28/2034	1,000,000	1,000,023
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	500,000	470,675
PNC Bank NA, 3.88%, 04/10/2025	1,000,000	985,572
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	4,000,000	3,599,182
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	428,709
Prudential Insurance Co. of America, 8.30%, 07/01/2025(b)	1,000,000	1,022,000
Synchrony Financial
4.25%, 08/15/2024	3,000,000	2,992,913
4.50%, 07/23/2025	1,000,000	984,048
2.88%, 10/28/2031	2,000,000	1,607,631
Unum Group, 7.25%, 03/15/2028	250,000	262,134
US Bancorp, 5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,036,235
Wells Fargo & Co., 4.10%, 06/03/2026	1,000,000	974,540
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,201,264
		86,467,701
Health Care - 1.2%
AbbVie, Inc., 3.80%, 03/15/2025	2,000,000	1,975,660
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	43,000	42,320
2.35%, 11/13/2040	1,500,000	1,002,098
CVS Health Corp.
4.78%, 03/25/2038	1,400,000	1,253,992
2.70%, 08/21/2040	1,500,000	1,001,694
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,025,590
Quest Diagnostics, Inc., 6.40%, 11/30/2033	500,000	536,242
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,370,174
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	700,000	613,655
		8,821,425
Industrials - 3.5%
Eaton Corp., 4.00%, 11/02/2032	2,000,000	1,868,817
Equifax, Inc., 7.00%, 07/01/2037	1,000,000	1,117,288
FedEx Corp., 4.10%, 04/15/2043	1,000,000	808,318
Flowserve Corp., 3.50%, 10/01/2030	1,000,000	892,168
GATX Corp.
4.90%, 03/15/2033	1,000,000	959,479

The accompanying notes are an integral part of these financial statements.

7

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.45%, 09/15/2033	$1,000,000	$ 989,525
6.05%, 03/15/2034	500,000	512,555
6.90%, 05/01/2034	500,000	545,888
Hillenbrand, Inc., 3.75%, 03/01/2031	3,000,000	2,610,038
Howmet Aerospace, Inc., 5.95%, 02/01/2037	1,000,000	1,029,892
Kennametal, Inc., 4.63%, 06/15/2028	1,500,000	1,464,199
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,376,130
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,793,049
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,493,170
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.70%, 02/01/2028(b)	500,000	504,902
6.05%, 08/01/2028(b)	500,000	512,414
Steelcase, Inc., 5.13%, 01/18/2029	2,000,000	1,896,042
Toro Co., 7.80%, 06/15/2027	500,000	532,784
United Rentals North America, Inc., 3.75%, 01/15/2032	4,000,000	3,485,176
		26,391,834
Information Technology - 4.0%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	708,685
Arrow Electronics, Inc., 4.00%, 04/01/2025	1,031,000	1,017,238
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	831,786
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,684,051
5.50%, 06/01/2032	1,000,000	969,280
Broadcom, Inc.
4.30%, 11/15/2032	1,000,000	936,917
3.47%, 04/15/2034(b)	1,000,000	854,796
4.93%, 05/15/2037(b)	1,500,000	1,414,993
Cox Communications, Inc., 4.80%, 02/01/2035(b)	1,880,000	1,705,231
Dell, Inc., 5.40%, 09/10/2040	1,000,000	945,288
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	447,780
Entegris, Inc., 4.75%, 04/15/2029(b)	3,000,000	2,872,946
Fortinet, Inc., 2.20%, 03/15/2031	2,000,000	1,650,462
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	1,000,000	992,259
HP, Inc.
2.65%, 06/17/2031	1,000,000	849,188
5.50%, 01/15/2033	2,000,000	2,017,550
Micron Technology, Inc., 5.88%, 02/09/2033	1,000,000	1,023,583
Motorola Solutions, Inc.
4.60%, 02/23/2028	2,500,000	2,460,144
5.50%, 09/01/2044	2,000,000	1,954,874
Oracle Corp., 3.60%, 04/01/2040	3,000,000	2,316,195
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,060,826
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	1,000,000	874,384
		30,588,456

The accompanying notes are an integral part of these financial statements.

8

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - 2.5%
Albemarle Corp., 5.45%, 12/01/2044	$325,000	$ 298,567
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,044,245
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,433,304
4.00%, 07/01/2029	2,800,000	2,643,115
Eastman Chemical Co.
3.80%, 03/15/2025	756,000	746,304
5.63%, 02/20/2034	1,000,000	996,038
Freeport-McMoRan, Inc., 4.25%, 03/01/2030	3,000,000	2,836,636
HB Fuller Co., 4.25%, 10/15/2028	3,200,000	3,033,071
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(b)	486,000	434,348
2.30%, 11/01/2030(b)	1,200,000	1,001,895
3.27%, 11/15/2040(b)	1,000,000	710,376
Mosaic Co., 5.45%, 11/15/2033	2,000,000	1,985,203
Newmont Corp., 4.88%, 03/15/2042	1,000,000	927,294
Steel Dynamics, Inc., 3.25%, 10/15/2050	250,000	166,144
Union Carbide Corp., 7.50%, 06/01/2025	865,000	878,073
		19,134,613
Professional, Scientific, and Technical Services - 0.3%
LPL Holdings, Inc., 6.00%, 05/20/2034	2,000,000	2,002,522
Real Estate - 0.3%
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,029,891
Utilities - 2.5%
Alliant Energy Finance LLC, 3.60%, 03/01/2032(b)	1,000,000	873,414
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	904,129
6.15%, 05/15/2034	2,000,000	2,043,954
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,033,943
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,174,148
Interstate Power and Light Co., 6.25%, 07/15/2039	2,000,000	2,089,950
National Fuel Gas Co.
3.95%, 09/15/2027	2,000,000	1,913,394
4.75%, 09/01/2028	1,000,000	973,705
Niagara Mohawk Power Corp., 4.28%, 10/01/2034(b)	2,000,000	1,782,591
Northern Natural Gas Co., 4.10%, 09/15/2042(b)	1,021,000	818,248
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,168,960
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	993,608
Toledo Edison Co., 2.65%, 05/01/2028(b)	416,000	375,436
Virginia Electric and Power Co., 6.35%, 11/30/2037	1,065,000	1,138,026
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	970,074
		19,253,580
TOTAL CORPORATE BONDS (Cost $254,809,960)		$237,394,012

The accompanying notes are an integral part of these financial statements.

9

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS - 2.1%
United States Treasury Note/Bond
0.75%, 03/31/2026	$1,000,000	$932,734
0.75%, 04/30/2026	1,000,000	930,195
1.13%, 10/31/2026	1,000,000	923,067
2.63%, 05/31/2027	3,000,000	2,845,957
1.25%, 06/30/2028	1,000,000	885,371
1.00%, 07/31/2028	1,000,000	874,082
1.25%, 09/30/2028	1,000,000	879,356
2.63%, 02/15/2029	2,000,000	1,855,430
1.38%, 11/15/2031	2,000,000	1,629,492
2.88%, 05/15/2032	2,000,000	1,805,234
3.25%, 05/15/2042	1,000,000	835,625
3.00%, 02/15/2049	2,000,000	1,524,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,202,417)		15,921,074
MUNICIPAL BONDS - 1.0%
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	712,810
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	810,890
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	404,644
Desert Community College District, 2.46%, 08/01/2040	300,000	218,021
Glendale Community College District/CA, 2.11%, 08/01/2031	650,000	547,220
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	370,459
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	619,752
Michigan State University, 4.50%, 08/15/2048	1,000,000	917,118
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	749,638
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	380,505
Socorro Independent School District, 2.13%, 08/15/2031	500,000	423,598
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	386,750
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	583,215
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	704,280
TOTAL MUNICIPAL BONDS (Cost $9,966,528)		7,828,900
ASSET-BACKED SECURITIES - 0.8%
American Airlines Group, Inc.
Series 2013-1, 3.95%, 11/15/2025	348,353	340,515
Series 2014-1, 3.70%, 10/01/2026	982,467	941,940
Series 2015-1, 3.38%, 05/01/2027	255,716	241,012
Series 2015-2, 4.00%, 09/22/2027	388,754	365,429
Series 2015-2, 3.60%, 09/22/2027	119,234	113,272
Series 2016-3B, 3.75%, 10/15/2025	425,507	410,614
Series 2017-1B, 4.95%, 02/15/2025	459,498	454,903

The accompanying notes are an integral part of these financial statements.

10

Mairs & Power Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
British Airways PLC, Series 2018-1, 4.13%, 09/20/2031(b)	$605,126	$565,792
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,222,623	1,155,379
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028	72,777	67,501
United Airlines, Inc.
Series A, 4.00%, 10/29/2024	888,824	886,601
Series A, 4.30%, 08/15/2025	554,738	546,195
Series A, 4.00%, 04/11/2026	435,176	422,391
TOTAL ASSET-BACKED SECURITIES (Cost $6,734,647)		6,511,544
	Shares
PREFERRED STOCKS - 0.1%
Financials - 0.1%
Wells Fargo & Co, Series AA, 4.70%, Perpetual	20,000	406,200
TOTAL PREFERRED STOCKS (Cost $500,000)		406,200
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 5.23%(c)	4,660,996	4,660,996
TOTAL SHORT-TERM INVESTMENTS (Cost $4,660,996)		4,660,996
TOTAL INVESTMENTS - 99.6% (Cost $556,534,414)		$761,219,294
Other Assets in Excess of Liabilities - 0.4%		3,002,453
TOTAL NET ASSETS - 100.0%		$764,221,747

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $25,394,826 or 3.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

Mairs & Power Small Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 3.1%
Gentherm, Inc.(a)	137,380	$ 6,775,581
Polaris, Inc.	38,400	3,007,104
		9,782,685
Consumer Staples - 7.6%
Casey’s General Stores, Inc.	36,603	13,966,241
MGP Ingredients, Inc.	128,210	9,538,824
		23,505,065
Financials - 17.7%
Alerus Financial Corp.	96,441	1,891,208
Associated Banc-Corp.	365,361	7,727,385
Cullen/Frost Bankers, Inc.	85,150	8,653,795
Glacier Bancorp, Inc.	192,420	7,181,114
Piper Sandler Cos.	53,100	12,222,027
QCR Holdings, Inc.	128,078	7,684,680
Wintrust Financial Corp.	99,146	9,771,830
		55,132,039
Health Care - 9.9%
Bio-Techne Corp.	98,000	7,021,700
CVRx, Inc.(a)	137,456	1,648,097
Exact Sciences Corp.(a)	37,700	1,592,825
Inspire Medical Systems, Inc.(a)	48,625	6,507,484
Medpace Holdings, Inc.(a)	28,370	11,684,185
Neogen Corp.(a)	151,100	2,361,693
		30,815,984
Industrials - 28.4%(b)
AAR Corp.(a)	175,361	12,748,745
AZEK Co., Inc.(a)	258,277	10,881,210
Generac Holdings, Inc.(a)	70,972	9,383,918
Hub Group, Inc. - Class A	288,320	12,412,176
John Bean Technologies Corp.	120,735	11,466,203
nVent Electric PLC	136,889	10,487,066
Oshkosh Corp.	39,750	4,300,950
Tennant Co.	84,064	8,275,260
Toro Co.	92,300	8,630,973
		88,586,501
Information Technology - 22.4%
Altair Engineering, Inc. - Class A(a)	128,850	12,637,608
Clearfield, Inc.(a)	275,893	10,638,434
Entegris, Inc.	74,507	10,088,248
Jamf Holding Corp.(a)	381,667	6,297,505
Littelfuse, Inc.	44,927	11,482,892
Plexus Corp.(a)	98,020	10,113,704

The accompanying notes are an integral part of these financial statements.

12

Mairs & Power Small Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
SkyWater Technology, Inc.(a)	166,390	$1,272,884
Workiva, Inc.(a)	101,267	7,391,478
		69,922,753
Materials - 6.3%
HB Fuller Co.	149,109	11,475,428
Knife River Corp.(a)	114,650	8,041,551
		19,516,979
Utilities - 4.5%
Black Hills Corp.	136,200	7,406,556
Northwestern Energy Group, Inc.	132,600	6,640,608
		14,047,164
TOTAL COMMON STOCKS (Cost $225,213,494)		311,309,170
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(c)	688,351	688,351
TOTAL SHORT-TERM INVESTMENTS (Cost $688,351)		688,351
TOTAL INVESTMENTS - 100.1% (Cost $225,901,845)		$311,997,521
Liabilities in Excess of Other Assets - (0.1)%		(192,455)
TOTAL NET ASSETS - 100.0%		$311,805,066

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

13

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 98.3%
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$ 323,389
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	152,132
Anoka-Hennepin Independent School District No 11
4.00%, 02/01/2032	320,000	329,378
3.00%, 02/01/2043	500,000	420,013
Bold Independent School District No 2534, 5.00%, 02/01/2044	200,000	219,796
City of Apple Valley MN, 4.00%, 09/01/2041	290,000	265,928
City of Carver MN, 3.00%, 02/01/2032	195,000	185,019
City of Center City MN
4.00%, 11/01/2027	135,000	135,916
4.50%, 11/01/2034	100,000	100,115
City of Chaska MN Electric Revenue, 5.00%, 10/01/2025	140,000	143,100
City of Coon Rapids MN, 2.50%, 02/01/2036	100,000	85,148
City of Delano MN, 5.00%, 02/01/2038	250,000	276,858
City of Elk River MN Electric Revenue, 3.00%, 08/01/2032	365,000	347,039
City of Hanover MN, 3.30%, 02/01/2037	100,000	91,738
City of Hutchinson MN, 2.00%, 02/01/2034	300,000	244,854
City of Madelia MN, 2.00%, 02/01/2033	115,000	97,999
City of Minneapolis MN
5.00%, 11/15/2036	150,000	154,528
4.00%, 11/15/2040	175,000	172,522
City of New Prague MN, 4.00%, 02/01/2037	315,000	328,615
City of Richfield MN, 4.00%, 02/01/2027	100,000	101,949
City of Rochester MN, 5.00%, 02/01/2040	150,000	168,901
City of Rosemount MN, 5.00%, 02/01/2037	250,000	280,286
City of St Cloud MN, 2.00%, 02/01/2034	200,000	163,236
City of St Paul MN, 2.00%, 05/01/2033	300,000	248,515
City of St Paul MN Sales & Use Tax Revenue, 5.00%, 11/01/2026	100,000	100,523
City of Wayzata MN, 3.00%, 12/01/2027	100,000	97,438
County of Beltrami MN, 4.00%, 12/01/2042	250,000	255,315
County of Carlton MN, 5.00%, 02/01/2042	250,000	278,427
County of Itasca MN, 4.00%, 02/01/2044	200,000	200,002
County of Koochiching MN, 5.00%, 02/01/2035	300,000	335,356
County of Pennington MN, 2.38%, 02/01/2035	100,000	84,907
County of St Louis MN, 2.00%, 12/01/2035	350,000	277,721
County of Wright MN
3.00%, 12/01/2038	295,000	256,924
3.00%, 12/01/2039	250,000	216,873
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	270,238
Dakota County Community Development Agency, 2.00%, 01/01/2032	65,000	55,933
Duluth Independent School District No 709, 0.00%, 02/01/2031(a)	200,000	147,338
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	259,488
Elk River Independent School District No 728, 4.00%, 02/01/2026	125,000	126,702
Fergus Falls Independent School District No 544, 3.00%, 02/01/2037	225,000	195,281
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	510,787
Hibbing Independent School District No 701, 3.00%, 03/01/2033	300,000	285,945

The accompanying notes are an integral part of these financial statements.

14

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - (Continued)
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	$95,000	$ 93,440
4.00%, 10/01/2032	75,000	75,702
3.13%, 11/15/2032	110,000	100,834
4.00%, 10/01/2037	250,000	250,088
Iron Range Resources & Rehabilitation Commissioner, 5.00%, 10/01/2035	220,000	254,607
Mankato Independent School District No 77, 5.00%, 02/01/2026	200,000	205,695
Metropolitan Council
5.00%, 03/01/2026	100,000	103,035
5.00%, 12/01/2028	100,000	108,193
4.00%, 03/01/2030	140,000	143,108
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2029	220,000	228,962
5.00%, 01/01/2029	50,000	52,037
5.00%, 01/01/2032	75,000	78,140
5.00%, 01/01/2052	25,000	26,572
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	273,695
Minnesota Higher Education Facilities Authority
3.00%, 10/01/2036	200,000	179,807
3.00%, 10/01/2041	400,000	341,277
3.00%, 03/01/2043	125,000	103,382
Minnesota Municipal Power Agency, 5.00%, 10/01/2047	85,000	85,798
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,076
Minnetonka Independent School District No 276, 3.00%, 07/01/2036	150,000	139,282
North St Paul-Maplewood-Oakdale Independent School District No 622, 2.00%, 02/01/2031	200,000	173,320
Northfield Independent School District No 659, 5.00%, 02/01/2025	230,000	232,126
Owatonna Independent School District No 761/MN, 4.00%, 02/01/2028	150,000	153,941
Pelican Rapids Independent School District No 548, 2.15%, 02/01/2031	50,000	46,318
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	172,692
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	108,727
Rochester Independent School District No 535, 2.50%, 02/01/2039	250,000	197,962
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	304,383
Rosemount-Apple Valley-Eagan Independent School District No 196
5.00%, 04/01/2025	250,000	252,679
1.30%, 04/01/2030	150,000	128,061
Southern Plains Education Cooperative No 915, 3.00%, 02/01/2026	200,000	197,136
St Cloud Housing & Redevelopment Authority
2.00%, 02/01/2031	130,000	115,335
2.00%, 02/01/2033	160,000	136,347
St Cloud Independent School District No 742/MN, 5.00%, 02/01/2041	225,000	242,006
St Francis Independent School District No 15, 4.00%, 02/01/2036	150,000	157,112
St Paul Independent School District No 625
3.00%, 02/01/2033	200,000	193,461
2.25%, 02/01/2035	100,000	83,031
5.00%, 02/01/2042	200,000	222,976

The accompanying notes are an integral part of these financial statements.

15

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - (Continued)
State of Minnesota
5.00%, 08/01/2024	$265,000	$ 265,257
5.00%, 08/01/2027	190,000	190,250
5.00%, 08/01/2028	155,000	166,792
5.00%, 08/01/2034	250,000	266,449
5.00%, 08/01/2040	295,000	321,815
5.00%, 08/01/2043	400,000	447,182
Stillwater Independent School District No 834, 5.00%, 02/01/2040	250,000	276,295
University of Minnesota
5.00%, 12/01/2024	90,000	90,577
5.00%, 10/01/2026	220,000	228,778
5.00%, 04/01/2040	150,000	160,004
Waconia Independent School District No 110, 3.00%, 02/01/2028	100,000	96,742
Western Minnesota Municipal Power Agency
5.00%, 01/01/2025	120,000	120,951
5.00%, 01/01/2049	100,000	102,793
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	100,443
Zumbro Education District
4.00%, 02/01/2034	125,000	120,597
4.00%, 02/01/2038	275,000	258,154
TOTAL MUNICIPAL BONDS (Cost $19,649,630)		18,366,594
	Shares
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
First American Government Obligations Fund - Class X, 5.23%(b)	643,194	643,194
TOTAL SHORT-TERM INVESTMENTS (Cost $643,194)		643,194
TOTAL INVESTMENTS - 101.7% (Cost $20,292,824)		$19,009,788
Liabilities in Excess of Other Assets - (1.7)%		(320,109)
TOTAL NET ASSETS - 100.0%		$18,689,679

Percentages are stated as a percent of net assets.
(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

16

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

	Mairs & Power Growth Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
ASSETS
Investments, at fair value (Note 1)*:	$5,558,131,711	$761,219,294	$311,997,521	$19,009,788
Receivable for Fund shares sold	2,219,529	885,119	66,927	—
Receivable for securities sold	—	—	324,345	—
Dividends and interest receivable	5,949,243	3,976,270	65,545	254,032
Receivable from Adviser	—	—	—	2,428
Prepaid expenses and other assets	36,297	18,098	21,815	—
	5,566,336,780	766,098,781	312,476,153	19,266,248
LIABILITIES
Payable for Fund shares redeemed	368,664	403,241	26,885	—
Payable for securities purchased	—	741,113	320,292	576,569
Payable to Affiliates (Note 6)	278,402	63,207	28,188	—
Payable to ReFlow (Note 10)	1,480,168	272,310	65,635	—
Accrued investment management fees (Note 4)	2,419,314	364,782	198,269	—
Accrued audit and tax fees	8,194	8,747	8,199	—
Other accrued fees	94,521	23,634	23,619	—
	4,649,263	1,877,034	671,087	576,569
NET ASSETS	$5,561,687,517	$764,221,747	$311,805,066	$18,689,679
Net Assets Consists of:
Paid-in capital	$1,941,890,671	$465,981,179	$193,845,183	$850
Additional paid-in capital	—	—	—	21,026,638
Total distributable earnings/(accumulated loss)	3,619,796,846	298,240,568	117,959,883	(2,337,809)
Total net assets	$5,561,687,517	$764,221,747	$311,805,066	$18,689,679
Fund shares, par value	$0.01	$0.01	$0.01	$0.001
Authorized	unlimited	unlimited	unlimited	unlimited
Fund shares issued and outstanding	33,205,380	7,199,108	10,466,508	850,000
Net asset value per share	$167.49	$106.16	$29.79	$21.99
* Cost of investments	$2,505,662,142	$556,534,414	$225,901,845	$20,292,824

See accompanying Notes to Financial Statements.

17

STATEMENTS OF OPERATIONS
June 30, 2024 (Unaudited)

	Mairs & Power Growth Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
INVESTMENT INCOME
Income:
Dividends*	$42,012,317	$4,373,179	$1,737,693	$—
Interest income	330,362	6,363,898	18,466	257,967
TOTAL INCOME	42,342,679	10,737,077	1,756,159	257,967
EXPENSES:
Investment management fees (Note 4)	14,423,452	2,305,439	1,265,574	23,332
Transfer agent fees (Note 6)	759,672	133,918	81,676	—
Fund administration fees (Note 6)	379,998	67,064	30,890	—
Fund accounting fees (Note 6)	251,946	56,744	17,684	—
ReFlow fees (Note 10)	172,140	49,632	26,280	—
Custodian fees (Note 6)	127,762	21,762	9,898	—
Printing and mailing fees	54,838	12,988	8,324	—
Legal and audit fees	22,032	16,776	16,164	—
Trustees’ fees	13,426	13,426	13,426	—
Chief Compliance Officer fees (Note 6)	5,638	5,638	5,638	—
Other fees	49,708	21,120	18,374	—
TOTAL EXPENSES	16,260,612	2,704,507	1,493,928	23,332
Less: Waivers by Adviser (Note 4)	(4,492)	(14,952)	(16,414)	—
NET EXPENSES	16,256,120	2,689,555	1,477,514	23,332
NET INVESTMENT INCOME	26,086,559	8,047,522	278,645	234,635
REALIZED AND UNREALIZED GAIN (LOSS) (Note 3)
Net realized gain (loss) on investments	125,803,838	639,798	3,624,811	(263,918)
Redemptions in-kind (Note 8, 10)	112,039,122	31,032,326	10,967,657	—
	237,842,960	31,672,124	14,592,468	(263,918)
Change in net unrealized appreciation/ depreciation on investments	444,016,108	1,511,842	(8,138,290)	(221,680)
NET GAIN (LOSS) ON INVESTMENTS	681,859,068	33,183,966	6,454,178	(485,598)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$707,945,627	$41,231,488	$6,732,823	$(250,963)
* Net of foreign taxes and fees withheld of:	$677,733	$63,173	$—	$—

See accompanying Notes to Financial Statements.

18

Mairs & Power Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS
Net investment income	$26,086,559	$41,537,892
Net realized gain on investments sold	237,842,960	375,703,830
Net change in unrealized appreciation/depreciation of investments	444,016,108	727,255,104
NET INCREASE IN NET ASSETS FROM OPERATIONS	707,945,627	1,144,496,826
DISTRIBUTIONS TO SHAREHOLDERS	(24,350,445)	(116,601,518)

CAPITAL TRANSACTIONS
Proceeds from shares sold	187,359,801	396,029,979
Reinvestment of distributions	22,405,286	107,928,239
Cost of shares redeemed(1)	(351,240,319)	(848,771,623)
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	(141,475,232)	(344,813,405)
TOTAL INCREASE IN NET ASSETS:	542,119,950	683,081,903

NET ASSETS
Beginning of period/year	5,019,567,567	4,336,485,664
End of period/year	$5,561,687,517	$5,019,567,567

FUND SHARE TRANSACTIONS
Shares sold	1,188,147	2,989,298
Shares issued for reinvested distributions	133,859	750,132
Shares redeemed	(2,227,948)	(6,379,102)
NET DECREASE IN FUND SHARES	(905,942)	(2,639,672)

(1)	Includes redemption in-kind transactions. See additional information contained in Note 10.
See accompanying Notes to Financial Statements.

19

Mairs & Power Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS
Net investment income	$8,047,522	$16,001,964
Net realized gain on investments sold	31,672,124	67,987,343
Net change in unrealized appreciation/depreciation of investments	1,511,842	12,287,382
NET INCREASE IN NET ASSETS FROM OPERATIONS	41,231,488	96,276,689
DISTRIBUTIONS TO SHAREHOLDERS	(7,730,303)	(28,567,755)

CAPITAL TRANSACTIONS
Proceeds from shares sold	46,933,922	90,864,435
Reinvestment of distributions	7,343,285	27,590,465
Cost of shares redeemed(1)	(103,608,164)	(186,959,398)
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	(49,330,957)	(68,504,498)
TOTAL DECREASE IN NET ASSETS:	(15,829,772)	(795,564)

NET ASSETS
Beginning of period/year	780,051,519	780,847,083
End of period/year	$764,221,747	$780,051,519

FUND SHARE TRANSACTIONS
Shares sold	449,839	942,266
Shares issued for reinvested distributions	68,951	280,748
Shares redeemed	(993,611)	(1,939,662)
NET DECREASE IN FUND SHARES	(474,821)	(716,648)

(1)	Includes redemption in-kind transactions. See additional information contained in Note 10.
See accompanying Notes to Financial Statements.

20

Mairs & Power Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS
Net investment income	$278,645	$543,198
Net realized gain on investments sold	14,592,468	18,060,116
Net change in unrealized appreciation/depreciation of investments	(8,138,290)	14,438,137
NET INCREASE IN NET ASSETS FROM OPERATIONS	6,732,823	33,041,451
DISTRIBUTIONS TO SHAREHOLDERS	—	(2,235,597)

CAPITAL TRANSACTIONS
Proceeds from shares sold	21,595,537	39,771,850
Reinvestment of distributions	—	2,154,894
Cost of shares redeemed(1)(2)	(48,015,669)	(78,441,654)
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	(26,420,132)	(36,514,910)
TOTAL DECREASE IN NET ASSETS:	(19,687,309)	(5,709,056)

NET ASSETS
Beginning of period/year	331,492,375	337,201,431
End of period/year	$311,805,066	$331,492,375

FUND SHARE TRANSACTIONS
Shares sold	739,812	1,491,770
Shares issued for reinvested distributions	—	74,901
Shares redeemed	(1,646,550)	(2,952,723)
NET DECREASE IN FUND SHARES	(906,738)	(1,386,052)
(1)Net of redemption fees of:	$2,172	$2,980

(2)	Includes redemption in-kind transactions. See additional information contained in Note 10.
See accompanying Notes to Financial Statements.

21

Mairs & Power Minnesota Municpal Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS
Net investment income	$234,635	$333,590
Net realized loss on investments sold	(263,918)	(433,270)
Net change in unrealized appreciation/depreciation of investments	(221,680)	1,027,136
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	(250,963)	927,456
DISTRIBUTIONS TO SHAREHOLDERS	(220,713)	(335,643)

CAPITAL TRANSACTIONS
Proceeds from shares sold	2,001,445	881,401
Cost of shares redeemed	(1,311,264)	(443,918)
Transaction fees (Note 7)	3,878	(1,472)
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	694,059	436,011
TOTAL INCREASE IN NET ASSETS:	222,383	1,027,824

NET ASSETS
Beginning of period/year	18,467,296	17,439,472
End of period/year	$18,689,679	$18,467,296

FUND SHARE TRANSACTIONS
Shares sold	90,000	40,000
Shares redeemed	(60,000)	(20,000)
NET INCREASE IN FUND SHARES	30,000	20,000

See accompanying Notes to Financial Statements.

22

Mairs & Power Growth Fund
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS (for a share outstanding throughout each year/period)

	Six Months Ended June 30, 2024(2) (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of year/period	$147.15	$118.00	$162.55	$136.08	$127.22	$106.45
Income from investmentoperations:
Net investment income	0.78(3)	1.18(3)	1.02(3)	0.87	1.48	1.59
Net realized and unrealized gain (loss)	20.30	31.41	(35.15)	38.82	19.37	28.59
Total from investment operations	21.08	32.59	(34.13)	39.69	20.85	30.18
Distributions to shareholders from:
Net investment income	(0.74)	(1.22)	(1.01)	(0.91)	(1.45)	(1.58)
Net realized gains on investments sold	—	(2.22)	(9.41)	(12.31)	(10.54)	(7.83)
Total distributions	(0.74)	(3.44)	(10.42)	(13.22)	(11.99)	(9.41)
Net asset value, end of year/period	$167.49	$147.15	$118.00	$162.55	$136.08	$127.22
Total investment return (loss)	14.32%	27.70%	(21.07)%	29.27%	16.67%	28.39%
Net assets, end of year/period, in thousands	$5,561,688	$5,019,568	$4,336,486	$5,950,161	$4,858,189	$4,633,937
Ratios/supplemental data:
Ratio of expenses to average net assets	0.62%	0.64%	0.63%	0.61%	0.64%	0.65%
Ratio of net investment income to average net assets	0.99	0.89	0.01	0.55	1.12(1)	1.28
Portfolio turnover rate	5.28(4)	13.45(4)	11.04(4)	13.17	14.52	10.77

(1)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund’s holding of real estate investment trusts.
(2)	For the six months ended June 30, 2024, all ratios have been annualized except total investment return and portfolio turnover.
(3)	Per share net investment income was calculated using average shares outstanding.
(4)	Excludes in-kind transactions associated with redemptions of the Fund.
See accompanying Notes to Financial Statements.

23

Mairs & Power Balanced Fund
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS (for a share outstanding throughout each year/period)

	Six Months Ended June 30, 2024(2) (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of year/period	$101.65	$93.06	$116.89	$105.23	$99.74	$86.79
Income from investment operations:
Net investment income	1.09(3)	2.01(3)	1.86(3)	1.68	1.98	2.13
Net realized and unrealized gain (loss)	4.48	10.28	(19.21)	17.42	8.10	15.39
Total from investment operations	5.57	12.29	(17.35)	19.10	10.08	17.52
Distributions toshareholders from:
Net investment income	(1.06)	(2.07)	(1.86)	(1.68)	(1.99)	(2.12)
Net realized gains on investments sold	—	(1.63)	(4.62)	(5.76)	(2.60)	(2.45)
Total distributions	(1.06)	(3.70)	(6.48)	(7.44)	(4.59)	(4.57)
Net asset value, end of year/period	$106.16	$101.65	$93.06	$116.89	$105.23	$99.74
Total investment return (loss)	5.48%	13.39%	(14.91)%	18.30%	10.44%	20.32%
Net assets, end of year/period, in thousands	$764,222	$780,052	$780,847	$1,022,951	$895,253	$928,828
Ratios/supplemental data:
Ratio of expenses to average net assets	0.70%	0.71%	0.69%	0.69%	0.71%	0.71%
Ratio of net investment income to average net assets	2.09	2.08	1.81	1.45	2.01(1)	2.22
Portfolio turnover rate	5.77(4)	11.74(4)	9.68(4)	13.00	15.96	13.60

(1)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund’s holding of real estate investment trusts.
(2)	For the six months ended June 30, 2024, all ratios have been annualized except total investment return and portfolio turnover.
(3)	Per share net investment income was calculated using average shares outstanding.
(4)	Excludes in-kind transactions associated with redemptions of the Fund.
See accompanying Notes to Financial Statements.

24

Mairs & Power Small Cap Fund
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS (for a share outstanding throughout each year/period)

	Six Months Ended June 30, 2024(4) (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of year/period	$29.15	$26.43	$32.69	$28.15	$26.41	$22.48
Income from investment operations:
Net investment income	0.03(5)	0.05(5)	0.05(5)	0.01	0.19	0.13
Net realized and unrealized gain (loss)	0.61	2.87	(4.59)	7.25	2.13	4.62
Total from investment operations	0.64	2.92	(4.54)	7.26	2.32	4.75
Distributions to shareholders from:
Net investment income	—	(0.06)	(0.05)	(0.01)	(0.17)	(0.11)
Net realized gains on investments sold	—	(0.14)	(1.67)	(2.71)	(0.41)	(0.71)
Redemption fees(1)(2)	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	—	(0.20)	(1.72)	(2.72)	(0.58)	(0.82)
Net asset value, end of year/period	$29.79	$29.15	$26.43	$32.69	$28.15	$26.41
Total investment return (loss)	2.20%	11.04%	(13.93)%	26.00%	8.78%	21.13%
Net assets, end of year/period, in thousands	$311,805	$331,492	$337,201	$427,257	$361,594	$437,300
Ratios/supplemental data:
Ratio of net expenses to average net assets
Before waivers and reimbursements of expenses	0.93%	0.94%	0.92%	0.95%	1.04%	1.05%
After waivers and reimbursements of expenses	0.94	0.94	0.92	0.95	1.04	1.05
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.19	0.17	0.18	0.02	0.58(3)	0.48
After waivers and reimbursements of expenses	0.18	0.17	0.18	0.02	0.58(3)	0.48
Portfolio turnover rate	7.66(6)	19.05(6)	19.81(6)	21.45	16.39	15.07

(1)	The Fund charges a 1.00% redemption fee on shares held 180 days or less.
(2)	Amount per share is less than $0.005.
(3)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund’s holding of real estate investment trusts.
(4)	For the six months ended June 30, 2024, all ratios have been annualized except total investment return and portfolio turnover.
(5)	Per share net investment income was calculated using average shares outstanding.
(6)	Excludes in-kind transactions associated with redemptions of the Fund.
See accompanying Notes to Financial Statements.

25

Mairs & Power Minnesota Municipal Bond ETF
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS (for a share outstanding throughout each year/period)

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2021(1)
		2023	2022
Per Share
Net asset value, beginning of year/period	$22.52	$21.80	$25.16	$25.00
Income from investment operations:
Net investment income(2)	0.28	0.40	0.29	0.18
Net realized and unrealized gain (loss)	(0.55)	0.72	(3.36)	0.14
Total from investment operations	(0.27)	1.12	(3.07)	0.32
Distributions to shareholders from:
Net investment income	(0.26)	(0.40)	(0.29)	(0.16)
Total distributions	(0.26)	(0.40)	(0.29)	(0.16)
Net asset value, end of year/period	$21.99	$22.52	$21.80	$25.16
Total investment return, at NAV(3)(4)	(1.22)%	5.26%	(12.20)%	1.29%
Total investment return, at Market(3)(4)	(1.41)%	5.41%	(12.27)%	1.32%
Net assets, end of year/period, in thousands	$18,690	$18,467	$17,439	$ 18,619
Ratios/supplemental data:
Ratio of expenses to average net assets(5)	0.25%	0.34%(6)	0.39%	0.39%
Ratio of net investment income to average net assets(5)	2.51	1.85	1.33	0.88
Portfolio turnover rate(4)(7)	21.27	26.84	17.81	2.54

(1)	The Fund commenced investment operations on March 11, 2021.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Effective September 1, 2023, the management fee was lowered to 0.25% from 0.39%.
(7)	Excludes in-kind transations associated with creations and redemptions of the Fund.
See accompanying Notes to Financial Statements.

26

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
Note 1 – Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Mairs & Power Funds (the “Funds”) are comprised of the Mairs & Power Growth Fund (the “Growth Fund”), Mairs & Power Balanced Fund (the “Balanced Fund”), Mairs & Power Small Cap Fund (the “Small Cap Fund”) (collectively, the “Mutual Funds”) and the Mairs & Power Minnesota Municipal Bond ETF (the “Minnesota ETF”), each representing a distinct series with its own investment objective and policies within the Trust.
The investment objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation. The investment objective of the Balanced Fund is to provide capital growth, current income and preservation of capital. The investment objective of the Small Cap Fund is to seek above-average, long-term appreciation.
Pursuant to three tax-free reorganizations that took place after the close of business on April 29, 2022 (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”), the Growth Fund, the Balanced Fund and the Small Cap Fund are the successors to the Mairs & Power Growth Fund (the “Predecessor Growth Fund”), the Mairs & Power Balanced Fund (the “Predecessor Balanced Fund”) and the Mairs & Power Small Cap Fund (the “Predecessor Small Cap Fund,” and together with the Predecessor Growth Fund and the Predecessor Balanced Fund, the “Predecessor Funds”), respectively, each a series of Mairs & Power Funds Trust. Each Predecessor Fund was deemed to be the accounting survivor of its Reorganization for financial reporting purposes and as a result, the financial statements of each Mutual Fund reflect the operations of the corresponding Predecessor Fund for the period prior to April 29, 2022.
The Predecessor Growth Fund commenced operations on November 7, 1958. The Predecessor Balanced Fund commenced operations on January 10, 1961. The Predecessor Small Cap Fund commenced operations on August 11, 2011.
The Minnesota ETF is an actively-managed exchange-traded fund. The investment objective of the Minnesota ETF is to seek current income that is exempt from federal and Minnesota state income tax consistent with the preservation of capital. The Minnesota ETF commenced operations on March 11, 2021.
Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by Mairs & Power, Inc. (the “Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at par value of $0.001 for the Funds. The assets of the Funds are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade

27

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the “Board”). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.
FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of June 30, 2024:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1*	$5,558,131,711	$493,563,764	$311,997,521	$643,194
Level 2**	—	267,655,530	—	18,366,594
Level 3	—	—	—	—
Total	$5,558,131,711	$761,219,294	$311,997,521	$19,009,788

*	All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.
**	All Level 2 investments are fixed income securities.

28

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments. The Funds did not hold any Level 3 investments during the six months ended June 30, 2024.
The Funds did not hold any financial derivative instruments during the six months ended June 30, 2024.
Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of and during the period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits.
The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
Distributions to Shareholders
In general, the Growth Fund will distribute any net investment income semiannually. The Balanced Fund will distribute any net investment income quarterly. The Small Cap Fund will distribute any net investment income at least annually. The Minnesota ETF will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
The Minnesota ETF intends to make distributions that are exempt from federal and Minnesota state income tax, in the form of exempt-interest dividends. However, some of the Minnesota ETF’s distributions other than exempt-interest dividends may be taxed as ordinary income or capital gains (or a combination). The Minnesota ETF may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or Minnesota state income tax. Income exempt from federal income tax may be subject to state and local income tax. The federal income tax status of all distributions made by the Minnesota ETF for the preceding year will be reported annually to shareholders.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Transactions
The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) divided by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.
Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.

29

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Note 3 – Federal Tax Matters
Mutual Funds
At December 31, 2023, the Mutual Funds’ components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,407,786,979	$572,740,255	$238,366,281
Gross unrealized appreciation	$2,645,883,088	$235,883,557	$112,493,240
Gross unrealized depreciation	(37,429,627)	(32,711,525)	(19,133,639)
Net unrealized appreciation	2,608,453,461	203,172,032	93,359,601
Undistributed ordinary income	651,937	—	—
Undistributed long-term capital gains	53,329,948	—	—
Distributable earnings	53,981,885	—	—
Other accumulated earnings	—	—	(301,170)
Total distributable earnings	$2,662,435,346	$203,172,032	$93,058,431

The Mutual Funds’ tax character of distributions paid during the years ended December 31, 2023 and December 31, 2022 were as follows:

Year ended December 31, 2023 Distributions paid from:	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$41,862,078	$16,211,476	$642,561
Long-term capital gains	74,739,440	12,356,279	1,593,036
Total distributions paid	$116,601,518	$28,567,755	$ 2,235,597

Year ended Dec ember 31, 2022 Distributions paid from:	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$35,434,587	$15,541,461	$565,335
Long-term capital gains	323,569,156	37,460,751	20,298,445
Total distributions paid	$359,003,743	$53,002,212	$20,863,780

As of December 31, 2023, the Small Cap Fund had post-October losses of $301,170.
In addition, GAAP requires that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. The permanent differences primarily relate to utilization of earnings and profits distributed to shareholders on redemption of shares and distribution reclasses and securities redeemed in- kind. These

30

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
reclassifications have no effect on net assets or net asset value per share. On the Statements of Assets and Liabilities, the following reclassifications were made for the year end ended December 31, 2023:

	Total Distributable Earnings	Paid in Capital
Growth Fund	$(273,766,318)	$273,766,318
Balanced Fund	(61,567,351)	61,567,351
Small Cap Fund	(18,168,629)	18,168,629

Minnesota ETF
As of December 31, 2023, the Minnesota ETF’s cost and unrealized on investments on a tax basis were as follows:

Cost of investments for tax purposes	$19,296,939
Gross tax unrealized appreciation	$177,169
Gross tax unrealized depreciation	(1,238,525)
Net tax unrealized depreciation	$(1,061,356)

As of November 30, 2023, the Minnesota ETF’s tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed ordinary income	$16,464
Other accumulated losses	(782,150)
Unrealized depreciation on investments	(1,585,834)
Total distributable earnings	$(2,351,520)

At November 30, 2023, the Minnesota ETF had short-term and long-term capital losses of $(243,006) and $(539,144), respectively, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Minnesota ETF realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the period ended November 30, 2023.
The Minnesota ETF’s tax character of distributions paid during the years ended November 30, 2023 and November 30, 2022 were as follows:

Period ended November 30, 2023 Distributions paid from:
Ordinary income	$13,386
Tax-exempt income	299,990
Long-term capital gains	—
Total distributions paid	$313,376

Period ended November 30, 2022 Distributions paid from:
Ordinary income	$2,453
Tax-exempt income	223,112
Long-term capital gains	—
Total distributions paid	$225,565

For the year ended December 31, 2023, the Minnesota ETF had no required reclassifications to certain components of net assets related financial and tax reporting.

31

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Note 4 – Investment Adviser
The Trust has an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Mutual Funds Agreement between the Trust, on behalf of each Mutual Fund, and the Adviser, the Adviser is paid a monthly fee on average daily net assets at the following annual rates for the Mutual Funds:

	Growth Fund	Balanced Fund	Small Cap Fund
Up to $2.5 Billion	0.60%	0.60%	0.80%
Over $2.5 Billion	0.50%	0.60%	0.80%

Under the investment advisory agreement, the Adviser has agreed to reimburse the Growth Fund or Balanced Fund in the event that the total expenses incurred by either Fund in any fiscal year, excluding interest, taxes, brokerage commissions and extraordinary litigation costs, but including payments to the Adviser, shall exceed 1.50% of the first $30 million dollars and 1.00% of the balance of the average value of the net assets of the Fund during such fiscal year, based upon computations of such value made as of the close of business on the last valuation day of each month during such fiscal year. Any amounts waived or reimbursed by the Adviser pursuant to the investment advisory agreement may not be recouped.
The Adviser has also agreed to waive its management fees and/or reimburse expenses of the Growth Fund, Balanced Fund or Small Cap Fund for a period of two years following the closing of the Reorganizations, to the extent that Covered Expenses (defined below) accrued for the twelve months ending on the first anniversary of the closing of the Reorganizations and the twelve months ending on the second anniversary of the Reorganizations exceed $137,000, $72,000 and $62,500, respectively. Covered Expenses shall be limited to outside legal expenses, audit and tax expenses, trustees’ fees, insurance expenses, ICI membership fees, and chief compliance officer fees (Covered Expenses). For the six months ended June 30, 2024, covered expenses in the amount of $4,492, $14,952, and $16,414 were waived for the Growth Fund, Balanced Fund, and Small Cap Fund, respectively.
In addition, the Trust, on behalf of the Minnesota ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Minnesota ETF. Pursuant to the ETF Agreement, the Minnesota ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.39% of the Minnesota ETF’s average daily net assets through August 31, 2023 and at annual rate of 0.25% thereafter. The Adviser has agreed to pay all expenses of the Minnesota ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Minnesota ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Note 5 – Distribution Agreement
Foreside Fund Services, LLC (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Minnesota ETF’s distributor pursuant to an ETF Distributor Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Minnesota ETF. With respect to the Minnesota ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
Note 6 – Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds.

32

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Under the terms of the ETF Agreement, the Adviser pays the Minnesota ETF’s administrative, custody, transfer agency, accounting and Chief Compliance Officer fees. Expenses incurred by the Mutual Funds for the six months ended June 30, 2024, and owed as of June 30, 2024 are as follows:

Administration	Incurred	Owed
Mairs & Power Growth Fund	$379,998	$92,007
Mairs & Power Balanced Fund	67,064	19,942
Mairs & Power Small Cap Fund	30,890	9,231

Accounting	Incurred	Owed
Mairs & Power Growth Fund	$251,946	$62,290
Mairs & Power Balanced Fund	56,744	17,785
Mairs & Power Small Cap Fun	17,684	5,629

Transfer Agent	Incurred(1)	Owed
Mairs & Power Growth Fund	$394,422	$92,397
Mairs & Power Balanced Fund	57,144	17,073
Mairs & Power Small Cap Fund	28,104	8,198

(1)	These amounts do not include sub-transfer agency fees, therefore they do not agree to the amounts referenced on the Statement of Operations.

Custody	Incurred	Owed
Mairs & Power Growth Fund	$127,762	$29,816
Mairs & Power Balanced Fund	21,762	6,515
Mairs & Power Small Cap Fund	9,898	3,240

Chief Compliance Officer	Incurred	Owed
Mairs & Power Growth Fund	$ 5,638	$ 1,892
Mairs & Power Balanced Fund	5,638	1,892
Mairs & Power Small Cap Fund	5,638	1,890

Certain officers of the Funds are also employees of Fund Services.
The Trust’s Chief Compliance Officer is also an employee of Fund Services.
Note 7 – Creation and Redemption Transactions
Shares of the Minnesota ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Minnesota ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares though this may change from time to time. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Minnesota ETF will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Minnesota ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants

33

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Minnesota ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Minnesota ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the Minnesota ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Minnesota ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Minnesota ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Minnesota ETF will be issued to such authorized participant notwithstanding the fact that the Minnesota ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Minnesota ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Minnesota ETF for losses, if any.
Note 8 – Investment Transactions
Purchases and sales of investment securities, excluding government securities, short-term securities and temporary cash investments, during the six months ended June 30, 2024 were as follows:

	Purchases	Sales
Growth Fund	$278,463,240	$295,051,286(a)
Balanced Fund	44,041,113	53,283,830(a)
Small Cap Fund	24,411,769	35,017,236(a)
Minnesota ETF	4,136,699	3,843,097

The Funds did not have any purchases or sales of government securities during the six months ended June 30, 2024.
(a)	Sales exclude redemptions in-kind of $121,863,592, $38,202,435, and $15,561,650 for the Growth Fund, Balanced Fund and Small Cap Fund, respectively. See Note 10.
Note 9 – Principal Risks of the Funds
As with all investment companies, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to its principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective as applicable. A description of the principal risks of each Fund is included in the applicable prospectus under the heading “Principal Risks”.
Note 10 – ReFlow Transactions
The Mutual Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds (including each Mutual Fund) with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day.

34

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds a Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, the Small Cap Fund’s redemption fee, or the limitations noted in the “Frequent Purchases and Redemptions of Fund Shares” section within the Funds’ prospectus. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with the Funds’ redemption in-kind policies. The Board has approved the Funds’ use of the ReFlow program. The Adviser believes that the program may assist in stabilizing each Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent that the Funds’ assets do not decline, the Adviser may also benefit. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2024 are recorded within the Statement of Operations, if applicable.
During the six months ended June 30, 2024 the Mutual Funds satisfied redemption in-kind requests made by Reflow. The transfers were effected in accordance with policies and procedures approved by the Board.
Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Growth Fund	January 2024-June 2024	$121,863,592	803,026
Balanced Fund	January 2024-June 2024	38,202,435	375,504
Small Cap Fund	January 2024-June 2024	15,561,650	580,936

Note 11 – Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
Note 12 – Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At June 30, 2024, Charles Schwab & Co. Inc., for the benefit of its customers, held 37.28% of the outstanding shares of the Small Cap Fund.

35

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Note 13 – Subsequent Events
The Minnesota ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment Date/Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
7/25/2024	7/25/2024	7/31/2024	$0.05447300	$46,302
8/26/2024	8/26/2024	8/30/2024	$0.04394444	$41,308

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

36

Mairs & Power Growth Fund, established 1958
Mairs & Power Balanced Fund, established 1961
Mairs & Power Small Cap Fund, established 2011
Mairs & Power Minnesota Municipal Bond ETF, established 2021
To Contact the Mutual Funds
Call 1-800-304-7404
For the Minnesota ETF
Call 1-855-839-2800
For the Mutual Funds
Write to:

(via Regular Mail) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street P. O. Box 701 Milwaukee, WI 53201-0701	(via Overnight or Express Mail) c/o U.S. Bancorp Fund Services, LLC 3rd Floor 615 East Michigan Street Milwaukee, WI 53202-0701

For Fund literature and information, visit the Fund’s website at:
www.mairsandpower.com
Investment Manager
Mairs & Power, Inc.
30 East 7th Street
Suite 2500
Saint Paul, MN 55101
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Mairs & Power, Inc.
c/o U.S. Bancorp Fund Services, LLC
3rd Floor
615 East Michigan Street
Milwaukee, WI 53202-0701

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive

Date	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive

Date	8/29/2024

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date	8/29/2024

* Print the name and title of each signing officer under his or her signature.